INVESTMENTS ACCOUNTED FOR BY THE EQUITY METHOD (Schedule of Equity Method Investments) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 2,392.4	$ 567.0
Equity income (loss)	$ 47.9	31.4
Petrogas [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.333%
Equity income (loss)	$ 12.8	12.8
Canada [Member] | ACI [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	36.75%
Equity method investment	$ 112.5
Equity income (loss)	$ 5.4
Canada [Member] | AIJVLP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Equity method investment	$ 342.9	323.3
Equity income (loss)	$ 2.1	6.6
Canada [Member] | Inuvik Gas Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	33.333%
Equity method investment
Equity income (loss)	$ (0.2)
Canada [Member] | Sarnia Airport Storage Pool LP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Equity method investment	$ 18.7	18.8
Equity income (loss)	1.0	1.0
Canada [Member] | Petrogas [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment	150.0	150.0
Equity income (loss)	12.8	12.8
Canada [Member] | Tidewater [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment
Equity income (loss)		1.7
United States [Member] | Constitution [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	10.00%
Equity method investment
Equity income (loss)	$ (0.2)
United States [Member] | Craven County Wood Energy LP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Equity method investment	$ 7.8	20.9
Equity income (loss)	$ (14.1)	3.3
United States [Member] | Eaton Rapids Gas Storage System [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Equity method investment	$ 29.4	26.4
Equity income (loss)	$ 2.0	2.5
United States [Member] | Grayling Generating Station LP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	50.00%
Equity method investment	$ 29.0	27.6
Equity income (loss)	$ 3.6	$ 3.5
United States [Member] | Meade Pipeline Co LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	55.00%
Equity method investment	$ 757.8
Equity income (loss)	$ 12.2
United States [Member] | Mountain Valley Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	10.00%
Equity method investment	$ 532.5
Equity income (loss)	$ 11.5
United States [Member] | Stonewall Gas Gathering Systems LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest	30.00%
Equity method investment	$ 411.8
Equity income (loss)	$ 11.8